CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - SEK (kr) kr in Thousands		12 Months Ended
		Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Statement of comprehensive income [abstract]
Income for the year		kr (118,013)	kr (160,243)	kr (141,539)
Items that may subsequently be transferred to the income statement:
Translation differences		(23)	13	(19)
Total other comprehensive income		(23)	13	(19)
Comprehensive income for the year		(118,036)	(160,230)	(141,557)
Comprehensive income for the year attributable to:
Parent Company shareholders		(118,030)	kr (160,230)	kr (141,557)
Non-controlling Interests		kr (6)
Comprehensive earnings per share, before and after dilution, SEK *)	[1],[2]	kr (0.71)	kr (1.39)	kr (1.36)

[1]	Recalculation of historical figures has been performed with regards to capitalization issue components in the preferential rights share issue carried out in the fiscal quarter July 31, 2017.
[2]	Recalculation of historical values has been made taking into account capitalization issue elements in the rights issue carried out in July 2017.